EQUITY (Details Narrative) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	75,000,000	75,000,000	75,000,000